UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05634
Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2005

Date of reporting period:	October 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Strategist Fund
Portfolio of Investments October 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (70.0%)
	Advertising/Marketing Services (0.8%)
383,040	Interpublic Group of Companies, Inc. (The)*	$4,696,070
56,000	Lamar Advertising Co. (Class A)*	2,319,520
28,900	Omnicom Group, Inc.	2,280,210
		9,295,800
	Aerospace & Defense (1.7%)
258,070	Northrop Grumman Corp.	13,355,123
158,900	Raytheon Co.	5,796,672
		19,151,795
	Agricultural Commodities/Milling (1.7%)
970,160	Archer-Daniels-Midland Co.	18,791,999

	Airlines (1.3%)
870,860	AMR Corp.*	6,723,039
774,020	Continental Airlines, Inc. (Class B)*	7,182,906
		13,905,945
	Apparel/Footwear Retail (1.3%)
705,220	Gap, Inc. (The)	14,090,296

	Beverages: Non-Alcoholic (1.3%)
363,570	Coca-Cola Co. (The)	14,782,756

	Biotechnology (2.2%)
469,630	Applera Corp. - Celera Genomics Group *	6,020,657
313,800	Celgene Corp.*	9,294,756
248,150	Gilead Sciences, Inc.*	8,593,435
		23,908,848
	Chemicals: Agricultural (0.2%)
37,300	Potash Corp. of Saskatchewan, Inc. (Canada)	2,491,267

	Chemicals: Major Diversified (0.7%)
172,770	Dow Chemical Co. (The)	7,764,284

	Computer Communications (1.2%)
685,230	Cisco Systems, Inc.*	13,163,268

	Computer Peripherals (0.7%)
567,500	EMC Corp.*	7,303,725

	Computer Processing Hardware (3.1%)
356,060	Apple Computer, Inc.*	18,703,832
383,190	Dell Inc.*	13,434,641
572,200	Sun Microsystems, Inc.*	2,592,066
		34,730,539
	Containers/Packaging (0.6%)
359,500	Smurfit-Stone Container Corp.*	6,240,920

	Contract Drilling (0.9%)
305,980	Diamond Offshore Drilling, Inc.	10,342,124

	Department Stores (1.5%)
318,490	Kohl’s Corp.*	16,166,552

	Discount Stores (1.6%)
380,270	Costco Wholesale Corp.	18,230,144

	Electric Utilities (1.5%)
161,500	Cinergy Corp.	6,382,480
327,880	Southern Co. (The)	10,357,729
		16,740,209
	Electrical Products (1.3%)
224,150	Emerson Electric Co.	14,356,808

	Electronic Components (0.5%)
483,220	Flextronics International Ltd. (Singapore)*	5,822,801

	Electronic Production Equipment (0.8%)
520,040	Applied Materials, Inc.*	8,372,644

	Environmental Services (1.2%)
465,210	Waste Management, Inc.	13,249,181

	Financial Conglomerates (4.3%)
326,780	American Express Co.	17,342,215
355,900	Citigroup, Inc.	15,791,283
392,740	J.P. Morgan Chase & Co.	15,159,764
		48,293,262
	Food: Major Diversified (1.0%)
246,000	Kellogg Co.	10,578,000

	Food: Meat/Fish/Dairy (1.2%)
427,490	Dean Foods Co.*	12,760,577

	Industrial Conglomerates (1.3%)
421,720	General Electric Co.	14,389,086

	Information Technology Services (1.3%)
79,600	Accenture Ltd. (Class A) (Bermuda)*	1,927,116
145,840	International Business Machines Corp.	13,089,140
		15,016,256
	Integrated Oil (1.9%)
139,320	BP PLC (ADR) (United Kingdom)	8,115,390
158,070	Exxon Mobil Corp.	7,780,205
91,400	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	4,957,536
		20,853,131
	Internet Retail (0.3%)
91,350	Amazon.com, Inc.*	3,117,776

	Internet Software/Services (0.7%)
422,600	Siebel Systems, Inc.*	4,014,700
111,500	Yahoo! Inc.*	4,035,185
		8,049,885
	Major Banks (2.7%)
346,880	Bank of America Corp.	15,536,755
218,400	KeyCorp	7,336,056
117,600	Wells Fargo & Co.	7,023,072
		29,895,883
	Major Telecommunications (3.1%)
94,060	ALLTEL Corp.	5,166,716
593,700	AT&T Corp.	10,158,207
235,400	MCI INC	4,060,650
306,820	SBC Communications, Inc.	7,750,273
198,740	Verizon Communications Inc.	7,770,734
		34,906,580
	Media Conglomerates (1.4%)
715,910	Time Warner, Inc.*	11,912,742
84,000	Viacom, Inc. (Class A)	3,113,040
		15,025,782
	Medical Specialties (3.1%)
234,270	Bard (C.R.), Inc.	13,306,536
221,940	Fisher Scientific International, Inc.*	12,730,478
269,900	Hospira, Inc.*	8,612,509
		34,649,523
	Motor Vehicles (2.3%)
221,600	General Motors Corp.	8,542,680
704,810	Honda Motor Co., Ltd. (ADR) (Japan)	17,119,835
		25,662,515
	Oil & Gas Production (0.7%)
178,630	Burlington Resources, Inc.	7,413,145

	Oilfield Services/Equipment (1.3%)
227,000	Halliburton Co.	8,408,080
107,890	Smith International, Inc.*	6,266,251
		14,674,331
	Packaged Software (2.0%)
394,200	Microsoft Corp.	11,033,658
859,300	Oracle Corp.*	10,878,738
		21,912,396
	Pharmaceuticals: Major (3.8%)
206,840	Johnson & Johnson	12,075,319
176,900	Lilly (Eli) & Co.	9,713,579
410,670	Pfizer, Inc.	11,888,897
218,320	Wyeth	8,656,388
		42,334,183

	Precious Metals (0.9%)
86,950	Newmont Mining Corp.			4,131,864
274,580	Placer Dome Inc. (Canada)			5,834,825
				9,966,689
	Property - Casualty Insurers (0.8%)
178,600	Allstate Corp. (The)			8,588,874

	Railroads (1.4%)
141,020	Burlington Northern Santa Fe Corp.			5,896,046
277,240	CSX Corp.			10,119,260
				16,015,306
	Regional Banks (0.4%)
177,860	AmSouth Bancorporation			4,693,725

	Semiconductors (1.7%)
318,830	Intel Corp.			7,097,156
716,740	Micron Technology, Inc.*			8,729,893
657,962	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)			4,980,772
				20,807,821
	Specialty Stores (1.2%)
326,420	Bed Bath & Beyond Inc.*			13,314,672

	Telecommunication Equipment (3.4%)
1,120,350	Corning Inc.*			12,828,008
720,650	Motorola, Inc.			12,438,419
783,770	Nokia Corp. (ADR) (Finland)			12,085,733
				37,352,160
	Tobacco (0.6%)
129,000	Altria Group, Inc.			6,251,340

	Trucks/Construction/Farm Machinery (1.1%)
151,460	Caterpillar Inc.			12,198,588

	Total Common Stocks
	(Cost $609,034,473)			777,623,391

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (5.5%)
	Advertising/Marketing Services (0.1%)
$515	WPP Finance Corp. - 144A** (United Kingdom)	5.875%	06/15/14	532,156

	Aerospace & Defense (0.2%)
350	Northrop Grumman Corp.	4.079	11/16/06	356,376
335	Raytheon Co.	6.15	11/01/08	365,538
931	Systems 2001 Asset Trust - 144A** (Cayman Island)	6.664	09/15/13	1,036,852
				1,758,766
	Air Freight/Couriers (0.0%)
335	Fedex Corp.	2.65	04/01/07	331,066

	Airlines (0.1%)
854	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	915,419
295	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	307,497
				1,222,916
	Beverages: Alcoholic (0.0%)
395	Miller Brewing Co. - 144A**	4.25	08/15/08	403,358

	Broadcasting (0.0%)
280	Clear Channel Communications, Inc.	7.65	09/15/10	320,667

	Cable/Satellite TV (0.1%)
135	Comcast Cable Communications Inc.	6.75	01/30/11	151,639
250	Comcast Corp.	6.50	01/15/15	273,916
60	Comcast Corp.	7.625	02/15/08	66,869
490	TCI Communications, Inc.	7.875	02/15/26	588,318
				1,080,742
	Chemicals: Major Diversified (0.0%)
270	ICI Wilmington Inc.	4.375	12/01/08	273,109

	Containers/Packaging (0.0%)
460	Sealed Air Corp - 144A**	5.625	07/15/13	474,314

	Department Stores (0.1%)
300	Federated Department Stores, Inc.	6.625	09/01/08	330,794
215	Federated Department Stores, Inc.	6.90	04/01/29	239,172

980	May Department Stores Co., Inc.	5.95	11/01/08	1,050,828
				1,620,794
	Drugstore Chains (0.1%)
1,505	CVS Corp.	5.625	03/15/06	1,561,711

	Electric Utilities (0.6%)
160	Appalachian Power Co. (Series H)	5.95	05/15/33	161,315
505	Arizona Public Service Co.	5.80	06/30/14	538,242
530	Carolina Power & Light Co.	5.125	09/15/13	546,770
250	Cincinnati Gas & Electric Co.	5.70	09/15/12	267,556
180	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	168,328
125	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	116,463
45	Columbus Southern Power Co.	4.40	12/01/10	45,130
175	Columbus Southern Power Co. (Series D)	6.60	03/01/33	194,603
60	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	60,737
460	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	507,731
140	Detroit Edison Co.	6.125	10/01/10	154,202
210	Duke Energy Corp.	3.75	03/05/08	211,798
345	Duke Energy Corp.	4.50	04/01/10	353,459
205	Entergy Gulf States, Inc.	3.60	06/01/08	203,515
285	Exelon Corp.	6.75	05/01/11	321,552
310	Ohio Edison Co.	5.45	05/01/15	316,861
265	Ohio Power Co. (Series G)	6.60	02/15/33	295,461
440	Pacific Gas & Electric Co.	6.05	03/01/34	454,744
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	103,238
315	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	324,468
155	South Carolina Electric & Gas Co.	5.30	05/15/33	150,776
75	Southern California Edison Co.	5.00	01/15/14	76,976
240	Texas Eastern Transmission, L.P.	7.00	07/15/32	277,050
305	TXU Energy Co.	7.00	03/15/13	346,848
70	Wisconsin Electric Power Co.	5.625	05/15/33	71,251
				6,269,074
	Electrical Products (0.1%)
520	Cooper Industries Inc.	5.25	07/01/07	546,302

	Finance/Rental/Leasing (0.4%)
395	CIT Group Inc.	2.875	09/29/06	393,579
125	CIT Group Inc.	7.375	04/02/07	136,985
755	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	742,165
225	Ford Motor Credit Co.	7.375	10/28/09	244,967
180	General Electric Capital Corp.	4.25	12/01/10	181,955
905	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	1,058,991
235	International Lease Finance Corp.	3.75	08/01/07	236,787
705	MBNA Corp.	6.125	03/01/13	764,170
580	SLM Corp. (Series MTNA)	5.00	10/01/13	589,909
				4,349,508
	Financial Conglomerates (0.6%)
920	Chase Manhattan Corp.	6.00	02/15/09	995,779
275	Citicorp	6.75	08/15/05	284,059
490	Citigroup Inc.	5.625	08/27/12	529,149
530	Citigroup Inc.	5.75	05/10/06	553,858
530	Citigroup Inc.	6.00	02/21/12	588,923
200	General Motors Acceptance Corp.	4.50	07/15/06	203,048
1,380	General Motors Acceptance Corp.	6.875	09/15/11	1,438,519
1,220	General Motors Acceptance Corp.	8.00	11/01/31	1,266,311
540	Prudential Holdings, LLC (Series B) (FSA) - 144A**	7.245	12/18/23	642,725
				6,502,371
	Food Retail (0.1%)
290	Albertson’s, Inc.	7.50	02/15/11	338,884
175	Kroger Co.	6.80	04/01/11	197,913
				536,797
	Food: Major Diversified (0.1%)
575	Kraft Foods Inc.	5.625	11/01/11	613,545
110	Kraft Foods Inc.	6.25	06/01/12	121,253
				734,798
	Forest Products (0.1%)
165	Weyerhaeuser Co.	6.00	08/01/06	173,626
810	Weyerhaeuser Co.	6.75	03/15/12	918,081
				1,091,707
	Gas Distributors (0.0%)
415	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294	03/15/14	496,447

	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	336,393

	Home Improvement Chains (0.0%)
100	Lowe’s Companies, Inc.	6.50	03/15/29	112,382
60	Lowe’s Companies, Inc.	6.875	02/15/28	70,895
				183,277
	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875	06/15/07	544,844
760	Marriott International, Inc. (Series E)	7.00	01/15/08	831,252
				1,376,096
	Industrial Conglomerates (0.1%)
490	Honeywell International, Inc.	6.125	11/01/11	542,986
245	Hutchison Whampoa International Ltd.- 144A** (Virgin Islands)	5.45	11/24/10	252,629
335	Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)	6.50	02/13/13	357,254
				1,152,869
	Insurance Brokers/Services (0.1%)
1,055	Farmers Exchange Capital - 144A**	7.05	07/15/28	1,071,507
110	Marsh & McLennan Companies, Inc.	5.375	07/15/14	107,714
				1,179,221
	Integrated Oil (0.1%)
395	Amerada Hess Corp.	7.875	10/01/29	472,937
70	Petro-Canada (Canada)	4.00	07/15/13	66,175
280	Petro-Canada (Canada)	5.35	07/15/33	262,090
				801,202
	Investment Banks/Brokers (0.1%)
320	Goldman Sachs Group Inc.	5.25	10/15/13	328,181
640	Goldman Sachs Group Inc.	6.60	01/15/12	720,076
265	Goldman Sachs Group Inc.	6.875	01/15/11	301,866
				1,350,123
	Major Banks (0.1%)
195	Bank of New York (The)	5.20	07/01/07	205,188
485	FleetBoston Financial Corp.	7.25	09/15/05	504,172
				709,360
	Major Telecommunications (0.3%)
555	Deutsche Telekom International Finance NV (Netherlands)	8.75	06/15/30	734,550
255	France Telecom S.A. (France)	9.25	03/01/31	345,252
1,235	GTE Corp.	6.94	04/15/28	1,365,096
150	Sprint Capital Corp.	8.75	03/15/32	197,148
345	Telecom Italia Capital SpA (Italy)	4.00	11/15/08	347,618
				2,989,664
	Managed Health Care (0.2%)
920	Aetna, Inc.	7.875	03/01/11	1,068,052
245	Anthem Insurance Companies, Inc. - 144A**	9.125	04/01/10	299,962
530	Wellpoint Health Network, Inc.	6.375	06/15/06	556,516
				1,924,530
	Media Conglomerates (0.2%)
320	AOL Time Warner Inc.	7.625	04/15/31	380,321
800	News America Holdings, Inc.	7.30	04/30/28	923,422
190	Time Warner, Inc.	7.70	05/01/32	228,251
310	Time Warner, Inc.	6.625	05/15/29	330,973
				1,862,967
	Motor Vehicles (0.1%)
595	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	738,009
445	Ford Motor Co.	7.45	07/16/31	434,611
285	General Motors Corp.	8.375	07/15/33	297,392
				1,470,012
	Multi-Line Insurance (0.3%)
1,265	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	1,396,996
575	American General Finance Corp. (Series MTNF)	5.875	07/14/06	603,046
910	AXA Financial Inc.	6.50	04/01/08	998,537
95	Hartford Financial Services Group, Inc.	2.375	06/01/06	93,581
100	MBNA Capital I (Series A)	8.278	12/01/26	110,401
510	Nationwide Mutual Insurance Co. - 144A**	8.25	12/01/31	621,838
				3,824,399
	Oil & Gas Production (0.2%)
125	Kerr-McGee Corp.	5.875	09/15/06	130,987
160	Kerr-McGee Corp.	7.875	09/15/31	196,166
345	Nexen Inc. (Canada)	5.05	11/20/13	346,883
245	Pemex Project Funding Master Trust	7.375	12/15/14	272,073
430	Pemex Project Funding Master Trust	8.00	11/15/11	495,575
560	Pemex Project Funding Master Trust	8.625	02/01/22	648,200
145	Pemex Project Funding Master Trust	9.125	10/13/10	174,725
				2,264,609
	Other Metals/Minerals (0.1%)
550	Inco Ltd. (Canada)	7.20	09/15/32	635,040
190	Inco Ltd. (Canada)	7.75	05/15/12	226,326
				861,366
	Property - Casualty Insurers (0.1%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	764,895

	Pulp & Paper (0.0%)
305	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	338,362

	Railroads (0.1%)
230	CSX Corp.	2.75	02/15/06	229,414
125	CSX Corp.	9.00	08/15/06	137,514
200	Norfolk Southern Corp.	7.35	05/15/07	218,732
100	Union Pacific Corp. - 144A**	5.214	09/30/14	100,634
180	Union Pacific Corp.	6.65	01/15/11	202,255
140	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	152,549
				1,041,098
	Real Estate Development (0.1%)
1,434	World Financial Properties - 144A**	6.91	09/01/13	1,606,385

	Real Estate Investment Trusts (0.1%)
770	EOP Operating LP	6.763	06/15/07	831,414
205	Rouse Co. (The)	3.625	03/15/09	191,419
95	Rouse Co. (The)	5.375	11/26/13	89,717
				1,112,550
	Savings Banks (0.2%)
305	Household Finance Corp.	4.125	12/15/08	309,912
320	Household Finance Corp.	5.875	02/01/09	346,388
225	Household Finance Corp.	6.375	10/15/11	251,308
350	Household Finance Corp.	6.40	06/17/08	383,605
280	Household Finance Corp.	6.75	05/15/11	317,145
470	Washington Mutual Bank	5.50	01/15/13	492,212
140	Washington Mutual Inc.	8.25	04/01/10	166,423
				2,266,993
	Tobacco (0.1%)
325	Altria Group, Inc.	7.00	11/04/13	342,836
360	Altria Group, Inc.	7.75	01/15/27	385,507
				728,343
	Trucks/Construction/Farm Machinery (0.1%)
635	Caterpillar Financial Services Corp.	1.80	08/20/07	634,964

	Wireless Telecommunications (0.0%)
250	AT&T Wireless Services, Inc.	8.75	03/01/31	336,642

	Total Corporate Bonds
	(Cost $57,696,212)			61,222,923

	Asset-Backed Securities (2.0%)
	Finance/Rental/Leasing
2,300	American Express Credit Account Master Trust 2001-2 A	5.53	10/15/08	2,389,554
1,500	American Express Credit Account Master Trust 2002-3 A	1.98	12/15/09	1,504,232
725	Asset Backed Funding Certificates 2004-HE1 A1	2.063	07/25/34	725,727
856	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44	02/15/07	851,091
850	Capital Auto Receivables Asset Trust 2003-3 A3B	1.84	01/15/08	851,112
2,960	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	3,091,612
2,230	Citibank Credit Card Issuance Trust 2001-A1 A1	6.90	10/15/07	2,322,583
1,200	Citibank Credit Card Issuance Trust 2202-A2 A2	1.741	02/15/07	1,200,668
900	GE Capital Credit Card Master Note Trust 2004-2 A	1.899	09/15/10	900,489
850	GE Dealer Floorplan Master Note Trust 2004-1 A	1.861	07/20/08	850,440
1,550	MBNA Master Credit Card Trust	5.90	08/15/11	1,694,733
837	Nissan Auto Receivables Owner Trust 2001-C A4	4.80	02/15/07	842,240
1,055	Residential Asset Securities Corp. 2004-KSB AI1	2.093	10/25/22	1,055,469
1,475	SLM Student Loan Trust 2004-6 A2	1.697	01/25/13	1,477,412
1,600	SLM Student Loan Trust 2004-9 A2	2.00	10/25/12	1,599,360
275	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/15/12	286,184
900	Wachovia Auto Owner Trust 2004-B A2	2.40	05/21/07	899,457

	Total Asset-Backed Securities (Cost $22,138,790)			22,542,363

	Foreign Government Obligations (0.2%)
870	United Mexican States (Mexico)	8.00	09/24/22	1,000,500
610	United Mexican States (Mexico)	8.30	08/15/31	706,685
280	United Mexican States (Mexico)	8.375	01/14/11	331,100

	Total Foreign Government Obligations (Cost $1,829,402)			2,038,285

	U.S. Government Agency Mortgage Backed Securities (4.4%)
	Federal Home Loan Mortgage Corp. Gold
1,544		6.50	07/01/29-05/01/32	1,625,849
327		7.50	01/01/30-08/01/32	350,870
13		8.00	07/01/30	14,369

	Federal Home Loan Mortgage Corp.
2,080		5.125	11/07/13	2,096,927
142		6.50	12/01/32	149,726
950		6.50	†	998,391
1,893		7.50	11/01/29-03/01/32	2,032,380
	Federal National Mortgage Assoc.
10,530	(DD)	4.25	05/15/09	10,825,998
28		6.50	08/01/32	29,497
15,290		6.50	†	16,078,391
3,702		7.00	12/01/17-01/01/33	3,937,687
4,719		7.50	07/01/29-06/01/32	5,061,727
5,658		8.00	05/01/09-01/01/32	6,153,802

	Total U.S. Government Agency Mortgage Backed Securities (Cost $48,793,361)			49,355,614

	U.S. Government Obligations (16.4%)
250	U.S. Treasury Bond	5.50	08/15/28	272,344
5,250	U.S. Treasury Bond	6.125	08/15/29	6,200,744
5,550	U.S. Treasury Bond	8.125	08/15/19	7,667,242
9,900	U.S. Treasury Bond	8.125	08/15/21	13,860,782
14,875	U.S. Treasury Note	3.50	11/15/06	15,153,326
120,000	U.S. Treasury Note	3.625	05/15/13	117,900,120
6,850	U.S. Treasury Note	3.875	02/15/13	6,854,288
7,100	U.S. Treasury Note	6.50	02/15/10	8,171,383
8,280	U.S. Treasury Strip	.00	02/15/25	2,945,312
8,500	U.S. Treasury Strip	.00	02/15/25	3,041,564

	Total U.S. Government Obligations (Cost $176,408,579)			182,067,105

	Short-Term Investments (4.0%)
	U.S. Government Obligations (a) (0.1%)
400	U.S. Treasury Bill ***	1.645	01/13/05	398,666
500	U.S. Treasury Bill ***	1.895	03/24/05	496,236

	Repurchase Agreement (3.9%)			894,902
43,317	Joint repurchase agreement account (dated 10/29/04; proceeds $43,323,642 (b) (Cost $43,317,000)	1.84	11/01/04	43,317,000

	Total Short-Term Investments
	(Cost $44,211,812)			44,211,902

	Total Investments
	(Cost $960,112,629) (c) (d)		102.5%	1,139,061,583

	Liabilities in Excess of Other Assets		(2.5)	(27,810,799)

	Net Assets		100.0%	$1,111,250,784

ADR	American Depository Receipt.
FSA	Financial Security Assurance Inc.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	These securities have been physically segregated in connection with open futures contracts in an amount equal to $894,902.
DD	Security purchased on a delayed delivery basis.
†	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

Securities have been designated as collateral in a amount equal to $43,102,716 in connection with securities purchased on a forward commitment basis, a delayed delivery basis and open futures contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $196,510,188 and the aggregate gross unrealized depreciation is $17,561,234, resulting in net unrealized appreciation of $178,948,954.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
4	Short	U.S. Treasury Notes 5 year March 2005	$(442,125)	$208
63	Short	U.S. Treasury Notes 5 year December 2004	(7,016,625)	(45,943)
4	Short	U.S. Treasury Notes 10 year March 2005	(451,813)	411
55	Short	U.S. Treasury Notes 10 year December 2004	(6,245,938)	(72,926)
12	Short	U.S. Treasury Bond 20 year December 2004	(1,366,125)	(26,232)

		Net unrealized depreciation		$(144,482)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004